RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
RISK MANAGEMENT
RISK MANAGEMENT
RISK MANAGEMENT
During 2025, the global economy showed a relatively favorable performance, despite the materialization of various risks stemming from the tariff and immigration policies promoted by the President of the United States. This environment was accompanied by a gradual and prudent easing of the Federal Reserve’s restrictive monetary policy stance, in a context marked by inflationary pressures resulting from rising tariffs, the persistence of geopolitical conflicts particularly between Russia and Ukraine and in the Middle East and the deterioration of fiscal conditions in most economies worldwide. Taken together, these factors increased uncertainty regarding the evolution of macroeconomic indicators and generated greater volatility in the prices of financial assets in international markets. At the same time, the level of political stability played a decisive role in investor confidence, in governments’ ability to implement stimulus policies, and ultimately in the dynamics of economic growth.

Considering the environment and the markets in which it operates, the development of the risk function and the supporting structure is aligned with the nature, size, complexity, and diversity of the activities carried out by the entities of Cibest Corporate Group.
Credit risk
Credit risk is the possibility that Cibest Corporate Group incurs losses and that the value of its assets decreases as a result of a debtor or counterparty failing to meet their obligations.

The information below contains the maximum exposure to credit risk for the periods ending December 31, 2025 and 2024:
The maximum exposure to credit risk of the loans and advances decreases in 2025 due to the classification of Banistmo as a discontinued operation.
December 31, 2025

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	230,529,201	13,291,069	12,533,711	256,353,981
Commercial	128,900,017	3,789,022	6,938,883	139,627,922
Consumer	45,368,880	4,597,424	2,787,242	52,753,546
Mortgage	31,451,240	1,551,976	1,413,156	34,416,372
Small Business Loans	885,674	120,330	57,008	1,063,012
Financial Leases	23,923,390	3,232,317	1,337,422	28,493,129
Off-Balance Sheet Exposures	45,080,299	398,436	439,419	45,918,154
Financial Guarantees	6,385,687	16,589	152,549	6,554,825
Loan Commitments	38,694,612	381,847	286,870	39,363,329
Loss Allowance	(2,126,247)	(2,321,812)	(9,043,389)	(13,491,448)
Total	273,483,253	11,367,693	3,929,741	288,780,687
December 31, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Off-Balance Sheet Exposures	43,604,372	223,317	256,249	44,083,938
Financial Guarantees	9,926,719	17,800	199,782	10,144,301
Loan Commitments	33,677,653	205,517	56,467	33,939,637
Loss Allowance	(2,331,035)	(2,752,141)	(11,397,984)	(16,481,160)
Total	286,545,634	14,141,467	6,369,585	307,056,686
(1) The informational disclosed value of loan commitments has been updated.
Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2025	2024	2025	2024	2025	2024
Maximum Exposure to Credit Risk
Debt instruments	32,840,048	36,583,512	(2,529,186)	(1,669,011)	30,310,862	34,914,501
Derivatives	1,308,744	929,498	(726,801)	(589,098)	581,943	340,400
Equity	1,463,622	1,011,310	-	-	1,463,622	1,011,310
Other financial instruments	30,285	34,385	-	-	30,285	34,385
Total	35,642,699	38,558,705	(3,255,987)	(2,258,109)	32,386,712	36,300,596
Note: Collateral Held (-) and Collateral Pledged (+)
Maximum exposure to credit risk of the loans and advances refers to the carrying amount at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.
Maximum exposure to credit risk of financial guarantees an loan commitments corresponds to the total amount guaranteed at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.
Maximum exposure to derivatives refers to the fair value at the end of the period, without considering any guarantee received or any other credit risk mitigants.
Maximum exposure to credit risk of debt instruments and equity securities refers to the carrying amount at the end of the period without considering any guarantee received.
Credit Risk Management - Loans and Advances
During 2025, the Colombian economy showed a gradual and moderate recovery, supported by limited improvements in economic activity, labor market conditions, and a partial rebound in investment. This performance occurred in a context of still‑restrictive monetary policy, although with gradual reductions in the intervention rate compared to 2024, which allowed for partial relief in financial conditions and a slight reactivation of credit, mainly in the commercial and consumer segments. Nonetheless, the high fiscal deficit and the increase in public debt continued to pressure sovereign risk perception and limit fiscal policy space, within an international environment characterized by higher volatility and geopolitical tensions.

At the regional level, Guatemala maintained a flexible monetary policy during 2025, with low interest rates that were gradually reduced, facilitating access to credit and stimulating domestic consumption in a context supported by strong remittance inflows and contained inflation. Panama showed an improvement in financial conditions compared to 2024, with relatively stable interest rates and a gradual recovery in credit, in line with the rebound in economic activity following the normalization of Canal operations and the dynamism of the services and logistics sectors. In contrast, El Salvador recorded more restrictive credit conditions, with high interest rates in the context of fiscal consolidation, which limited credit expansion; however, greater strength in the economic and financial sectors was observed, as well as a reduction in sovereign risk, supported by improved security conditions and the positive performance of remittances.

In a highly competitive financial market and an environment of uncertainty, Cibest Corporate Group prioritized decisions within the credit cycle that contribute to maintaining a stable risk profile for the portfolio, through continuous improvement of the processes, models, and methodologies used in all stages of the credit cycle. Our management is based on agile and predictive responsiveness to changes in the economic environment, enabling us to proactively adjust risk appetite and protect Cibest Corporate Group’s financial health. As a result, portfolio risk indicators improved, and we delivered more effective support to our clients.

Risk management associated with the different types of credit exposures undertaken by the entities of Cibest Corporate Group is managed in accordance with Cibest Corporate Group’s Credit Risk Management Framework, which sets out the corporate definitions and the overarching criteria for the assessment, measurement, monitoring, control, and mitigation of credit risk. Furthermore, Management has implemented policies, guidelines, and methodologies across the entire credit life cycle that operationalize the credit‑risk strategy approved by the Board of Directors for the oversight and control of credit risk.
To maintain credit quality and manage the risk arising from its lending activities, Cibest Corporate Group has established general loan policies, including the following:

•Credit exposure limits: Contains guidelines with regards to the establishment of credit exposure limits. This is set as a result of legal requirements and according to Cibest Corporate Group’s internal guidelines.

•Origination policies: These policies aim to acquire ample and sufficient knowledge of the characteristics of current and potential borrowers and to select them properly. The risk level of the individual and legal entities is determined using rating and scoring models which define cut-off points that are applied in the process of issuing credit. These models use information such as customer behavior, sociodemographic conditions, credit history, transactional activity with Cibest Corporate Group, the type of business the borrower engages in, the borrower’s ability to repay the loan, and information received from the credit risk bureaus. In addition, sectorial and macroeconomic behavior is taken into account.

•Collaterals policies: For the purpose of mitigating risk associated with non-fulfillment of obligations agreed upon by the borrower, Cibest Corporate Group has established policies for the valuation of collateral received as well as for the determination of the maximum loan amount that can be granted against the value of the collateral.

•Allowance policies: The objective of this policy is to fulfill legal requirements and Cibest Corporate Group’s business policies. In addition, this policy is meant to provide the guidelines to analyze the client’s status and take the necessary actions in order to mitigate credit risk to which Cibest Corporate Group is exposed. For further information, please see Note 2. Material Accounting Policies.

•Monitoring policies: Contains various monitoring procedures, portfolio reports and policies for the purpose of overseeing, in an adequate and timely manner, the evolution of credit risk. These procedures include a continuous process of classification and reassessment of credit operations and they maintain consistency with the policies implemented for granting loans.

•Portfolio recovery policies: Through these policies, Cibest Corporate Group aims to establish those mechanisms that allow it to anticipate the action to be taken in the event of possible delays and minimize the impact resulting from non-fulfillment of payment or delays by the borrower. Additionally, the aspects established in this policy delimit what Cibest Corporate Group has defined as collection management and that make it possible to obtain information to improve the origination policies and the allowances for loans and advances and lease losses models. The established actions are combined with strategies to adjust to the economy, market and costumer conditions, allowing Cibest Corporate Group to offer alternatives tailored to each case, such as payment deals, foreclosed assets, cession agreements, modifications, restructuring, and so on.

Management of credit risk is carried out through all the credit life cycle. These stages are defined in the following way:

•Origination: Knowing the borrower, payment capacity analysis, payment behavior and credit approval and structure.
•Monitoring: Knowing the borrower’s situation during the life of the credit.
•Recovery: Collection management during the different stages of the same credit.
To support the credit origination processes, models, methodologies, and analytical techniques based on statistical information and expert criteria are used. Their purpose is to evaluate and differentiate the risk level of potential and current clients, thus facilitating informed decision-making. These models are mainly applied during the granting stage and also play a fundamental role in monitoring, by allowing the tracking of the client's evolution, and in recovery, by facilitating the implementation of risk mitigation and portfolio recovery strategies. Continuous monitoring of the client's evolution is carried out, which allows for the timely detection of credit deterioration and proactive risk management throughout the credit lifecycle. Additionally, strategies and mechanisms based on quantitative variables and objective criteria analysis are implemented to optimize collection management, reduce expected losses, and minimize the impact of defaults on the portfolio.

The Corporate Risk Vice Presidency is responsible for defining and documenting the specific characteristics of the models, methodologies, and analytical techniques employed. It has the authority to develop mathematical and expert formulas, as well as to establish key parameters according to market conditions, the product, and the risk appetite framework approved by the Board of Directors. The models may include variables of different natures, such as sociodemographic, sectoral as well as internal and external behavior, financial information related to investment, savings, and transactions, in addition to market studies and product-specific parameters. The adequate performance of the models is ensured, measured through their discriminative capacity, understood as the model's ability to differentiate between clients with different levels of risk.

In accordance with international risk‑management standards, backtesting tests are conducted on the models used in credit cycle management. The results of these tests are presented periodically to the Risk Committee and the Board of Directors for their information. Additionally, the Corporate Risk Vice Presidency establishes, issues internal circulars that establish the guidelines for the assignment and ongoing maintenance of internal credit ratings.

Monthly, the credit portfolio is rated using internal models that allow for the assessment of the credit risk of each debtor and the determination of the required provisions. These models are regularly updated to reflect changes in market conditions and ensure their accuracy and relevance. The monthly provisions allow for the assessment of risk collectively or individually, using parameters such as Probability of Default (PD), Loss Given Default (LGD), and Exposure at Default (EAD). For more details, see Note 2. Material Accounting Policies, section 4.1.2.

Individual analysis is applied to clients in stage 3 with significant balances and to corporate clients who recover from default and move to stage 2. This analysis is based on the projection of each client's cash flow, considering parameters associated with recovery rates estimated by models that incorporate financial information, behavior, collateral, and qualitative variables. Periodically, backtesting tests are conducted on these provisioning models to ensure an adequate level of coverage aligned with Cibest Corporate Group 's risk appetite.

To manage concentration risk, Cibest Corporate Group, conducts continuous monitoring of risk groups and supervises their corresponding exposures, ensuring adherence to both regulatory lending limits and those established by Management. Analytical tools are used to identify clients or sectors with elevated concentration risk and to implement diversification strategies aimed at mitigating potential adverse impacts. Methodologically, Cibest Corporate Group relies on international benchmarks defined by external credit rating agencies, enabling the assessment of concentration across different geographies. From a regulatory standpoint, Cibest Corporate Group adheres to the concepts and methodologies established in applicable external regulations.

The following classifications are established for the analysis of concentration:
•By country: Based on the country where the loans were originated.
•By sector: According to the sectorial sub-segmentation defined by Cibest Corporate Group based mainly on the code CIIU[1].

•By categories: According to the portfolio category of each agreement (commercial, financial leases, consumer loans, small business loans and mortgages).
•By economic group: According to the characteristics of economic groups as established by regulations.
•By maturity: According to the remaining term to loan maturity.
•By past due days: This concentration evaluates loans that are more than one month overdue.
1 CIIU: International Standard Industrial Classification of All Economic Activities.
Country Risk[2]

Cibest Corporate Group credit risk management framework includes country risk management, which refers to the possibility that an entity may incur losses on financial transactions abroad due to a deterioration in the economic and/or socio-political conditions of the country receiving such transactions, either due to limitations on currency transfers or factors not attributable to the commercial and financial condition of the country receiving the transaction. This definition includes, among others, sovereign risk (SR) and transfer risk (TR) associated with such factors.

This framework has guidelines, processes, and methodologies that allow for the periodic assessment of the country risk to which it is exposed in its capital investments, understanding capital investments to be those made in jurisdictions other than Colombia that are economically relevant individually or in aggregate by country, and whose purpose is permanent. This management includes the stages of identification, measurement, control, and monitoring of the country risk to which the Group is exposed.
The definition of capital investment appetite integrates the assessment of country risk, aligning with the Corporate Group's Risk Appetite Framework to ensure consistency with Cibest Corporate Group's financial strength.

For the year ended December 2025, compared to December 2024, no alerts associated with country risk were identified in the investments subject to this analysis. Likewise, no downgrades were observed in the country risk ratings of the countries where Cibest Corporate Group maintains investments.

During 2025, within the portfolio subject to country risk assessment, a reallocation of investing entities was recorded. The value of the investments decreased compared to 2024, mainly due to the appreciation of the colombian peso against the U.S. dollar and the distribution of dividends. These effects were partially offset by the profits generated during the year.

Additionally, as of December year‑end, Banistmo is considered a discontinued operation. For this reason, both Banistmo and its related investments were excluded from Cibest Corporate Group subject to country risk evaluation. For further detail, see Note 31 — Discontinued Operation.

Overall, the results for the period do not indicate adverse changes in the country risk profile of the portfolio, and the observed variations are primarily attributable to market effects and strategic decisions.

[2] Nequi, Renting, Wenia, Wompi, Bancolombia Puerto Rico, Banca de Inversión Bancolombia and its subsidiaries have no investments subject to country risk review at the time of analysis.

a.Credit Quality Analysis - Loans and Financial Leases
Rating System for Credit Risk Management
The principal aim of this rating system is to determine the risk profile of the borrower, which is obtained through a rating.
The rating of the corporate portfolio is primarily conducted through a Rating model, based on the analysis of the interrelation of quantitative variables and objective criteria, which allow for determining the probability of default that may affect the fulfillment of the financial commitments acquired by a client. The rating model is applied from the origination and is periodically updated, incorporating determinants of credit risk, which can be summarized as the client's financial performance measured through financial figures and payment capacity, payment behavior both with Cibest Corporate Group and with other entities in the financial sector as well as transactional information of the client within Cibest Corporate Group as alternative variables.Taken together, this approach ensures a comprehensive and up‑to‑date view of risk, enhancing decision making and the proactive management of the portfolio.

In the case of a retail customer, granting and behavior scoring models are used in order to identify the level of risk associated with the borrower. These models include information such as personal details, financial information and transactional, historical behavior, the total number of credit products and external information from credit bureaus.
Description of Loans and Financial Leases
In order to evaluate and manage credit risk, the credits and financial leasing operations have been classified as:
•Commercial and Financial Leases:
Loans granted to individuals or companies in order to carry out organized economic activities and are not classified as small business loans.
The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate
Companies with consolidated annual sales by economic group >= COP 250,000M. Banistmo places borrowers with annual sales >= USD10M. BAM place borrowers with annual sales >= USD25M. Banco Agricola place borrowers with annual sales >= USD30M.

Business
Companies with consolidated annual sales by economic group > = COP 14,500M and < COP 250,000M. For Banco Agricola borrowers with annual sales >= USD7M y < USD30M and BAM, with annual sales >= USD5M and < USD25M

Commercial	For BAM, companies with annual sales >= USD2M y < USD5M.
Business Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group >= COP 58,000M and <= COP 200,000M or commercial size > = COP 15,000M and < COP 70,000M, or project size >= COP 500,000M and < COP 2.2 trillion.

Corporate Construction
Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group > COP 200,000M or commercial size > = COP 70,000M or project size >=COP 2.2 trillion

SME Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with consolidated annual sales by economic group >= COP 380M and <= COP 58,000M or commercial size < COP 15,000M or project size < COP 500,000M.

Institutional Financing	Financial sector institutions.
Government	Central government entities within the Corporate segment, as well as territorial entities that qualify under the public‑conglomerate model based on the variables analyzed (income level, investment, and population).
SME
Annual sales < COP 14,500M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD10M in annual sales. For Banco Agrícola, borrowers with annual sales < USD7M and BAM, borrowers with annual sales < USD2M.

•Consumer:
Loans and advances, regardless of amount, granted to individuals for the purchase of consumer goods or to pay for non-commercial or business services. These loans are classified as follows:

Classification
Vehicles	Credits granted for the acquisition of vehicles and motorcycles. The vehicle financed is used as collateral for the loan.
Credit cards	Revolving credit limits for the acquisition of consumer goods, utilized by means of a plastic card, a virtual card or a token in digital wallets.
Payroll loans	It is a credit line attached to an authorized individual payroll and pension amount.
Other loans	Loans granted for the acquisition of consumer goods other than vehicles and Payroll loans Credit cards are not included in this segment.
The counterparties in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.
•Mortgage:
These are loans, regardless of amount, granted to individuals for the purchase of a new or used house, commercial real estate or construction of a home. These loans include loans denominated in local units or local currency that are guaranteed by a senior mortgage on the property and that are financed with a total repayment term of 5 to 30 years.
The counterparties in the mortgage portfolio are mainly made up of individuals segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.
•Small Business Loans:
Productive credits are those constituted by credit operations carried out with individuals for the development of economic activities in rural and urban areas issued for the purpose of encouraging the activities of small business and are subject to the following requirements in Colombia: (i) their indebtedness with all entities cannot exceed 120 minimum wages (excluding mortgage obligations for housing financing); (ii) the client's total assets, excluding mortgage assets, are less than 500 minimum wages.

The borrowers in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their commercial size, which is calculated by their monthly income.
Analysis of the behavior and impairment of the loan portfolio and financial lease operations
The analysis presented below for Cibest Corporate Group is based on a comparison with the information reported by Grupo Bancolombia as of December 31, 2024.

As of December 31, 2025, Cibest Corporate Group total loan portfolio, valued in Colombian pesos, registered an decrease of 8.3% compared to December 2024. This reduction was largely driven by the classification of the asset group of subsidiary Banistmo S.A. as held for sale (see Note 31 – Discontinued Operation), in addition to the impact of the depreciation of the U.S. dollar against the peso, which reduced the peso denominated value of the portfolios of the Central American subsidiaries. However, despite these factors, growth was observed in the corporate and consumer loan portfolios at Bancolombia and Banco Agrícola, as well as in the mortgage portfolio in Colombia, driven by a gradual and moderate recovery in commercial activity across all countries where Cibest Corporate Group operates. The 30-day past due loan ratio (consolidated) showed a reduction, standing at 3.95% in December 2025 compared to 5.20% in December 2024, mainly explained by the improvement in the quality of the consumer portfolio. This improvement reflects a strengthening in portfolio quality, mainly driven by the recovery of the consumer loan portfolio across all regions, as well as the favorable performance of the mortgage portfolio in Colombia. During the period, different strategies were developed throughout the credit cycle, allowing for the implementation of proactive and coherent actions in line with the reality of the clients and their environment, in order to contain deterioration and place them in better risk profiles:

•Commercial loans and financial leases amounted to COP 168.12 trillion, which represented a decrease of 6.9% compared to 2024. The 30-day past due loan ratio was 3.06% compared to 3.77% as of December 2024.

•Consumer loans amounted to COP 52.75 trillion, which represented a decrease of 5.5% compared to 2024. The 30-day past due loan ratio was 5.59% compared to 7.92% as of December 2024.

•Mortgage loans totaled to COP 34.42 trillion, which represented a decrease of 17.5% compared to 2024. The 30-day past due loan ratio was 5.67% compared to 7.62% as of December 2024.

•Small Business loans ended at COP 1.06 trillion, which represented a decrease of 21.4% with respect to 2024. The 30-day past due loan ratio was 8.23% compared to 8.11% as of December 2024.

In order to monitor credit risk associated with clients, Cibest Corporate Group Consolidated has established regular monitoring performed by the AEC Committee to identify events that can lead to a reduction in borrowers’ ability to pay. Generally, clients with good credit behavior could be included in the watch list in case of detecting any event that can lead to future financial difficulties to repay their loans; for instance, internal factors such as the economic activity and sector, financial weakness, impacts of macroeconomic conditions, changes in corporate governance and other situations that could affect clients’ business. The amount and allowance of clients included in the described watch list, as of December 31, 2025 and 2024 is shown below:

December 2025:

Watch List December 31, 2025
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	11,243,787	0.61%	68,609
Level 2 – Medium Risk	3,242,865	7.19%	233,252
Level 3 – High Risk	2,084,682	59.12%	1,232,457
Level 4 – High Risk DOC (1)	4,602,690	72.27%	3,326,436
Total	21,174,024	22.96%	4,860,754
(1) DOC: Origination and Collections Department.

December 2024:

Watch List December 31, 2024
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,081,182	0.72%	101,994
Level 2 – Medium Risk	5,708,673	6.50%	370,892
Level 3 – High Risk	3,811,886	53.84%	2,052,135
Level 4 – High Risk DOC (1)	5,948,366	61.67%	3,668,615
Total	29,550,107	20.96%	6,193,636
(1) DOC: Origination and Collections Department.

Loans and Financial Leases Collateral
Collateral refers to the support provided by clients that enables Cibest Corporate Group to mitigate credit risk, as it serves as an alternative source for the repayment of granted loans in the event of client default. Such collateral is considered eligible and adequate when it meets the following conditions:

•Its fair value was established according to technical and objective criteria.
•Its provide Cibest Corporate Group with a legally effective privilege for the payment of the guaranteed obligation.
•Its performance is reasonably possible.
Cibest Corporate Group has defined the criteria for collateral enforceability, which are established according to the classification of the loan portfolio. In addition, Cibest Corporate Group has set guidelines to value collateral and the frequency of such valuations, as well as those guidelines related to the legalization, registry and maintenance of the collateral. Likewise, Cibest Corporate Group has defined the criteria for insurability, custody and the necessary procedures for their cancellation.

The update of the fair value of mortgages and vehicles collaterals for the loan portfolio is made at least once a year. The methodology used to estimate the fair value of the properties is applied by external and independent entities. Updating the fair value of the vehicles is done through guides and valid values commonly used as reference to set the value of a vehicle. The fair value of real state and vehicles are classified in levels 2 and 3 depending on the observability and significance of the inputs used in the valuation techniques according to the hierarchy established by IFRS 13.
To determine the suitability of appraiser’s selection, there are internal guidelines to be fulfilled related to independence, professional certification, reputation and experience. In a similar way, to validate the appraisal´s suitability, Cibest Corporate Group has defined guidelines based on current regulations which are related to methodologies, report quality and commercial value.

During the reporting period, Cibest Corporate Group’s collateral policies have not changed significantly in relation to the way collateral is held and its overall quality.
The information included in the table discloses the nature of the collateral and the balances covered by it for the loan portfolio and financial leasing operations classified under the commercial, consumer, microcredit, and housing modalities for the periods ended December 31, 2025 and 2024:

December 31, 2025
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	17,856,646	1,565,026	31,026,884	93	13,887	50,462,536
Goods Given in Real Estate Leasing	-	-	174	17,725,642	-	17,725,816
Goods Given in Leasing Other Than Real Estate	-	120	-	7,927,066	-	7,927,186
Stand by Letters of Credit	1,459,362	-	-	-	-	1,459,362
Security Deposits	63,833	7,775	-	-	—	71,608
Guarantee Fund	3,607,654	3,175	-	33,154	553,423	4,197,406
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	10,054,510	105,181	-	-	—	10,159,691
Other Collateral (Pledges)	2,189,669	6,781,902	20,639	169	106	8,992,485
Without Guarantee (Uncovered Balance)	104,396,248	44,290,367	3,368,675	2,807,005	495,596	155,357,891
Total loans and financial leases	139,627,922	52,753,546	34,416,372	28,493,129	1,063,012	256,353,981

December 31, 2024
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	25,163,297	1,816,374	39,092,440	39	363,465	66,435,615
Goods Given in Real Estate Leasing	-	-	183	17,382,691	-	17,382,874
Goods Given in Leasing Other Than Real Estate	-	32	-	8,181,007	-	8,181,039
Stand by Letters of Credit	1,540,179	-	-	-	-	1,540,179
Security Deposits	1,398,254	326,722	-	-	139,481	1,864,457
Guarantee Fund	3,653,583	37	-	45,720	251,827	3,951,167
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	7,757,578	109,946	-	-	—	7,867,524
Other Collateral (Pledges)	3,688,378	8,039,811	30,223	280	6,209	11,764,901
Without Guarantee (Uncovered Balance)	110,051,542	45,522,761	2,618,755	1,681,867	591,227	160,466,152
Total loans and financial leases	153,252,811	55,815,683	41,741,601	27,291,604	1,352,209	279,453,908
Cibest Corporate Group monitors the collateral associated with financial assets classified in Stage 3, as it is more likely to take possession of such collateral to mitigate potential credit losses. The following table presents financial assets classified in Stage 3 and the related collateral held to mitigate potential losses for the periods ended December 31, 2025 and 2024:

December 31, 2025
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	682,168	369,786	312,382	1,523,549
Consumer
Mortgage	—	—	—	—
Small Business Loans
Financial Leases	549,569	295,354	254,215	885,925
Total credit assets	1,231,737	665,140	566,597	2,409,475

December 31, 2024
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	783,435	372,156	411,279	1,660,829
Consumer
Mortgage	616,432	143,894	472,538	762,652
Small Business Loans
Financial Leases	761,892	327,257	434,635	1,305,365
Total credit assets	2,161,759	843,307	1,318,452	3,728,846
A portion of Cibest Corporate Group’s financial assets originated by the mortgage and commercial business has sufficiently low ‘loan to value’ (LTV) ratios, which results in no loss allowance being recognized in accordance with Cibest Corporate Group’s expected credit loss model. The carrying amount of such financial assets is and COP 60,688 as at 31 December 2024 and COP 273,574 as at December 31, 2025.

Foreclosed assets and other credit mitigants
Assets received in lieu of payment (foreclosed assets) are recognized on the statement of financial position when current possession of the asset takes place.
Foreclosed assets such as immovable and movable property, equity securities and other financial assets, are received based on a commercial valuation, and their net realizable value is given by a specialized team.
During the years ended December 31, 2025 and 2024, Cibest Corporate Group entered into non-cash operating and investing activities related to restructured loans and returned properties that were transferred to assets held for sale and inventories amounting to COP 1,251,021 and COP 1,408,331 , respectively.

Cibest Corporate Group classifies foreclosed assets after acknowledgment of the exchange operation according to the intention of use, as follows:

•Non-current assets held for sale.
•Other marketable assets.
•Other non-marketable assets.
•Inventories.
Foreclosed assets classified as non-current assets held for sale are those expected to be sold within the next 12 months. Non-current assets held for sale that no longer meet the immediate sale guidelines must be reclassified as “Other marketable assets”. If the updated fair value less costs to sell is lower than the carrying amount, the latter must be adjusted and an impairment loss recognized in the income statement for the same period.
b.Risk Concentration – Loans and Advances
Cibest Corporate Group performs its credit risk concentration analysis by monitoring the loan portfolio through groupings such as modality, maturity, days past due, economic sector, country, and economic group, as shown below:

•Loans concentration by category
The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories for the periods ending on December 31, 2025 and 2024, it is as follows:

Composition	2025	2024
In millions of COP
Commercial	139,627,922	153,252,811
Corporate	76,006,958	85,278,293
SME	13,856,981	15,203,496
Others	49,763,983	52,771,022
Consumer	52,753,546	55,815,683
Credit card	12,483,919	11,992,511
Vehicle	4,795,970	5,635,858
Payroll loans	6,834,747	10,381,247
Others	28,638,910	27,806,067
Mortgage	34,416,372	41,741,601
VIS	13,173,508	16,183,280
Non- VIS	21,242,864	25,558,321
Financial Leases	28,493,129	27,291,604
Small Business Loans	1,063,012	1,352,209
Loans and advances to customers and financial institutions	256,353,981	279,453,908
Allowance for loans and advances and lease losses	(13,253,946)	(16,179,738)
Total net loan and financial leases	243,100,035	263,274,170
VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.
•Concentration of loan by maturity
The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases at the end of December 2025 and 2024:

December 31, 2025
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	37,701,890	59,704,817	39,337,022	2,884,193	139,627,922
Corporate	20,753,064	33,460,016	19,965,253	1,828,625	76,006,958
SME	4,070,363	8,539,793	1,060,389	186,436	13,856,981
Others	12,878,463	17,705,008	18,311,380	869,132	49,763,983
Consumer	5,393,052	34,827,883	12,296,414	236,197	52,753,546
Credit card	39,952	10,351,902	2,088,614	3,451	12,483,919
Vehicle	136,130	2,704,055	1,955,420	365	4,795,970
Order of payment	2,209,043	1,812,470	2,800,720	12,514	6,834,747
Others	3,007,927	19,959,456	5,451,660	219,867	28,638,910
Mortgage	820,792	983,691	10,696,429	21,915,460	34,416,372
VIS	19,358	300,678	3,002,419	9,851,053	13,173,508

December 31, 2025
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	37,701,890	59,704,817	39,337,022	2,884,193	139,627,922
Non-VIS	801,434	683,013	7,694,010	12,064,407	21,242,864
Financial Leases	2,283,462	8,690,954	13,328,370	4,190,343	28,493,129
Small business loans	53,098	987,314	20,720	1,880	1,063,012
Total gross loans and financial leases	46,252,294	105,194,659	75,678,955	29,228,073	256,353,981

December 31, 2024
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	48,186,159	62,610,478	41,614,622	841,552	153,252,811
Corporate	29,076,028	32,243,275	23,454,114	504,876	85,278,293
SME	4,771,087	8,555,996	1,727,911	148,502	15,203,496
Others	14,339,044	21,811,207	16,432,597	188,174	52,771,022
Consumer	1,267,269	34,216,968	19,553,651	777,795	55,815,683
Credit card	234,325	9,587,518	2,170,668	-	11,992,511
Vehicle	81,066	3,270,554	2,283,873	365	5,635,858
Order of payment	47,981	2,261,874	7,525,578	545,814	10,381,247
Others	903,897	19,097,022	7,573,532	231,616	27,806,067
Mortgage	79,304	1,095,329	10,509,429	30,057,539	41,741,601
VIS	14,439	284,872	2,540,655	13,343,314	16,183,280
Non-VIS	64,865	810,457	7,968,774	16,714,225	25,558,321
Financial Leases	1,804,964	8,586,693	13,202,556	3,697,391	27,291,604
Small business loans	194,013	919,392	208,405	30,399	1,352,209
Total gross loans and financial leases	51,531,709	107,428,860	85,088,663	35,404,676	279,453,908

•Concentration by past due days
The following table shows the loans and financial leases according to past due days for the periods ending on December 31, 2025 and 2024. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2025
In millions of COP
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	135,330,887	426,990	156,363	869,610	2,844,072	139,627,922
Consumer	49,805,549	1,224,406	407,456	1,100,716	215,419	52,753,546
Mortgage	32,463,354	646,147	166,300	477,855	662,716	34,416,372
Financial Leases	27,648,328	211,469	39,547	179,284	414,501	28,493,129
Small Business Loans	975,530	37,438	12,584	31,764	5,696	1,063,012
Total	246,223,648	2,546,450	782,250	2,659,229	4,142,404	256,353,981

December 31, 2024
In millions of COP

Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	147,402,632	531,609	280,750	1,515,324	3,522,496	153,252,811
Consumer	51,393,527	1,761,496	624,945	1,776,361	259,354	55,815,683
Mortgage	38,560,253	1,184,755	285,466	830,743	880,384	41,741,601
Financial Leases	26,331,118	247,056	58,435	273,619	381,376	27,291,604
Small Business Loans	1,242,568	36,196	8,848	45,608	18,989	1,352,209
Total	264,930,098	3,761,112	1,258,444	4,441,655	5,062,599	279,453,908
•Concentration of loans by economic sector
The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending on December 31, 2025 and 2024:

December 31, 2025
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,065,174	1,454,157	6,519,331
Petroleum and Mining Products	2,130,531	357,951	2,488,482
Food, Beverages and Tobacco	8,825,753	1,892,783	10,718,536
Chemical Production	5,016,379	327,950	5,344,329
Government	12,277,316	8,399	12,285,715
Construction	12,668,236	6,276,866	18,945,102
Commerce and Tourism	27,512,932	4,127,906	31,640,838
Transport and Communications	12,508,329	306,414	12,814,743
Public Services	14,642,893	1,273,641	15,916,534
Consumer Services	69,086,088	16,617,819	85,703,907
Commercial Services	35,957,673	4,211,895	40,169,568
Other Industries and Manufactured Products	9,469,462	4,337,434	13,806,896
Total	215,160,766	41,193,215	256,353,981

December 31, 2024
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,520,414	2,813,604	8,334,018
Petroleum and Mining Products	2,126,602	636,010	2,762,612
Food, Beverages and Tobacco	10,132,520	2,164,911	12,297,431
Chemical Production	4,507,362	364,649	4,872,011
Government	10,256,608	627,705	10,884,313
Construction	14,441,608	9,134,115	23,575,723
Commerce and Tourism	24,920,337	8,480,380	33,400,717
Transport and Communications	12,313,907	597,216	12,911,123
Public Services	13,253,631	1,265,243	14,518,874
Consumer Services	61,263,015	35,692,512	96,955,527
Commercial Services	30,662,353	13,347,867	44,010,220
Other Industries and Manufactured Products	9,671,905	5,259,434	14,931,339
Total	199,070,262	80,383,646	279,453,908
•Credit concentration by country
The following information shows the concentration of the loans and financial leases by country in which Cibest Corporate Group are located as of December 31, 2025 and 2024:

December 31, 2025
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	207,855,500	81.08%	(11,624,277)	87.70%
Panamá	11,012,553	4.30%	(233,360)	1.76%
El Salvador	17,740,830	6.92%	(557,515)	4.21%
Guatemala	18,335,468	7.15%	(836,623)	6.31%
Puerto Rico	1,409,630	0.55%	(2,171)	0.02%
Total	256,353,981	100.00%	(13,253,946)	100.00%

December 31, 2024
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	190,956,423	68.33%	(12,490,991)	77.20%
Panamá	47,300,183	16.93%	(2,089,269)	12.91%
El Salvador	18,712,218	6.70%	(598,710)	3.70%
Guatemala	21,125,637	7.56%	(995,339)	6.15%
Puerto Rico	1,359,447	0.49%	(5,429)	0.03%
Total	279,453,908	100.00%	(16,179,738)	100.00%
•Credit concentration by economic group
As of December 31, 2025 and 2024, concentration of the 20 largest economic groups amounted to COP 46,024,580 and COP 39,877,880 respectively. This exposure corresponds to all credit active operations of Cibest Corporate Group.
c.Credit quality – Loans and Advances
The following information about credit quality of the borrower for the periods ending December 31, 2025 and 2024:

December 31, 2025
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	128,900,017	3,789,022	6,938,883	139,627,922
Consumer	45,368,880	4,597,424	2,787,242	52,753,546
Mortgage	31,451,240	1,551,976	1,413,156	34,416,372
Small Business Loans	885,674	120,330	57,008	1,063,012
Financial Leases	23,923,390	3,232,317	1,337,422	28,493,129
Loans and Advances	230,529,201	13,291,069	12,533,711	256,353,981

December 31, 2024
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908
In order to determine the expected credit loss, Cibest Corporate Group considers the economic conditions and performance of the borrower’s industry, the analysis of payments behavior, events that could negatively affect the borrower’s ability to pay, among others factors.

The expected credit loss is determined either by a collective or individual evaluation according to the amount and characteristics of the loan. For further details please see Note 2 Significant Accounting Policies, section 4.1.2 Impairment of financial assets at amortized cost or at fair value through other comprehensive income “FVOCI”.
Sensitivity analysis
The variables with the greatest influence for each country on the expected credit loss (ECL) assessment for the loan portfolio and financial leasing are:

Colombia:

•Gross domestic product: due to its effects on employment and wages, and consequently on consumption.
•Interest rate: due to its direct impact on the repayment capacity of borrowers.

Panama:

•Gross domestic product: due to its effects on employment and wages, and consequently on consumption.
•10-year U.S. treasury yield: due to its impact on the demand for goods and services.

El Salvador:

•Gross domestic product: due to its effects on employment and wages, and consequently on consumption.
•Current account balance: due to its effect on import costs.

Guatemala:

•Gross domestic product: due to its effects on employment and wages, and consequently on consumption.
•Current account balance: due to its effect on import costs.
The change in the expected credit losses (ECL) at 31 of December 2025, as a result of a possible positive or negative 1% (100 basis points) change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

Interest Rate – Current Account Balance - 10-year U.S. Treasury Yield
In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	(2,871)	-63,930	-114,007

GDP	Unchanged	61,059	-	-50,077

	[-1%]	125,375	64,316	14,239
Cibest Corporate Group has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

Expected credit loss by scenarios
In millions of COP
	2025		2024
Methodologies	Optimistic	Pessimistic	Optimistic	Pessimistic
Collective methodology	(322,851)	276,985	(435,740)	368,782
Collateral methodology	(166,770)	223,091	(155,591)	173,438
Individual methodology(1)	(444,920)	609,748	(408,368)	763,362
Total	(934,541)	1,109,824	(999,699)	1,305,582
(1) For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.
d.Credit Risk Management – Other Financial Instruments:
Each one of the positions that make up the portfolio complies with the policies and limits that seek to diminish credit risk exposure. Those policies are, among others:
•Term Limits: The Credit Committee evaluates and reviews the result of the authorized model for the different counterparties according to quantitative and qualitative variables, allowing it to establish the maximum term to which Cibest Corporate Group wishes to have exposure.

•Credit Limits: Approved limits under the model and with authorization from the Credit Committee, as well as the exposure, are monitored in line or batch, in such a way as to mitigate the occurrence of excesses and, in the event that there is a need for them, applies to the current attribution system.
•Counterparty Limits: These limits, derived from the credit limits or from allocation models and are verified by the Front Office prior to the close of operations.
•Master Agreement: These bilateral agreements describe the handling of operations between the counterparties in accordance with good international practices and that limit the legal and financial risk under the occurrence of events of default (failure to pay or delivery). Mitigation mechanisms, procedures to be carried out in the case of these events of default, special conditions by type of operation and that are applied to OTC derivatives, Repos and other securities financing transactions, are all agreed upon.
•Margin Agreements: For OTC derivatives operations and other securities financing transactions, agreements that regulate the administration of guarantees, haircuts, adjustment periods, minimum transfer amounts, etc., and that limit risk for a period of time (one day, one week, etc.), are established for counterparties involved in the operation.
•Counterparty Alerts: There are financial, qualitative and market indicators that allow Cibest Corporate Group to establish damages to the credit quality of an issuer or counterparty.

e.Credit Quality Analysis - investment financial instruments:
In order to evaluate the credit quality of a counterparty or issuer (to determine a risk level or profile), Cibest Corporate Group relies on two rating systems: an external one and an internal one, both of which allow to identify a degree of risk differentiated by segment and country and to apply the policies that have been established for issuers or counterparties with different levels of risk, in order to limit the impact on liquidity and/or the income statement of Cibest Corporate Group.

External credit rating system is divided by the type of rating applied to each instrument or issuer; in this way the geographic location, the term and the type of instrument allow the assignment of a rating according to the methodology that each examining agency uses.
Internal credit rating system: the “ratings or risk profiles” scale is created with a range of levels that go from low risk to high risk (this can be reported in numerical or alphanumerical scales), where the rating model is sustained by the implementation and analysis of qualitative variables and objectives criteria, which according to the relative analysis of each variable, determine credit quality; in this way the internal credit rating system aims to establish adequate margin in decision-making regarding the management of financial instruments.
In accordance with the criteria and considerations specified in the internal rating allocation and external credit rating systems methodologies, the following schemes of relation can be established, according to credit quality given to each one of the qualification scales:
Low Risk: All investment grade positions (from AAA to BBB-), as well as those issuers that according to the information available (financial statements, relevant information, external ratings, CDS, among others) reflect adequate credit quality.
Medium Risk: All speculative grade positions (from BB+ to BB-), as well as those issuers that according to the available information (Financial statements, relevant information, external qualifications, CDS, among others) reflect weaknesses that could affect their financial situation in the medium term.
High Risk: All positions of speculative grade (from B+ to D), as well as those issuers that according to the information available (Financial statements, relevant information, external qualifications, CDS, among others) reflect a high probability of default of financial obligations or that already have failed to fulfill them.
Following the downgrade of the Republic of Colombia’s credit rating by Moody’s (Baa3), S&P, and Fitch (BB), we recorded a change in the risk classification. Consequently, positions in Colombian sovereign debt and exposures to Colombian issuers were reclassified to the mid‑risk category.
Unless otherwise noted, the analysis below for Cibest Corporate Group is based on a comparison with the financial information reported by Grupo Bancolombia for the year ended December 31, 2024. Additionally, as of year‑end December 2025, Banistmo is considered a discontinued operation; its portfolio is therefore reported under the ‘Assets Held for Sale’ category in the balance sheet. For further details, see Note 31 — Discontinued Operation.”

Credit Quality Analysis of Cibest Corporate Group:

Maximum Exposure to Credit Risk
In millions of COP
	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2025	2024	2025	2024	2025	2024	2025	2024
Low Risk	6,753,154	29,130,380	415	363,198	—	1,712	630,738	834,821
Medium Risk	24,402,902	4,873,025	1,143,337	57,119	19,014	16,479	659,717	1,154
High Risk	1,683,992	2,580,107	15,026	677	—	2,966	1,794	7,086
Without Rating		-	304,844	590,316	11,271	13,228	16,495	86,437
Total	32,840,048	36,583,512	1,463,622	1,011,310	30,285	34,385	1,308,744	929,498
(1) Corresponds to SAFE "Simple Agreement for Future Equity".
(2) For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.
•Financial credit quality of other financial instruments that are not in default nor impaired in value
Debt instruments: 100% of the debt instruments are not in default.
Equity: The positions do not represent significant risks.
Derivatives: 99.9% of the credit exposure does not present incidences of material default. The remaining percentage corresponds to default events at the end of the period.
•Maximum exposure level to the credit risk given:

Maximum Exposure to Credit Risk
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2025	2024	2025	2024	2025	2024
Debt instruments	32,840,048	36,583,512	(2,529,186)	(1,669,011)	30,310,862	34,914,501
Derivatives	1,308,744	929,498	(726,801)	(589,098)	581,943	340,400
Equity	1,463,622	1,011,310	-	-	1,463,622	1,011,310
Other financial instruments	30,285	34,385	-	-	30,285	34,385
Total	35,642,699	38,558,705	(3,255,987)	(2,258,109)	32,386,712	36,300,596
Note: Derivative collateral received from counterparties, whose have their market value positive when consolidate all the portfolio derivaties of related ID, in December 2024 was COP 589,098 and in December 2025 was COP 726,801. In debt instruments, guarantees correspond to Repo, reverse repo, and securities lending trades
•Analysis of the maturity of other financial instruments past due but not impaired
–Debt instruments: Portfolio does not present past due nor impaired assets.
–Equity: Portfolio does not present impaired assets.
–Derivatives: The past due assets are not material.
•The information corresponding to the individual evaluation of impairment at the end of the period for other financial instruments, is detailed as follows:
Debt instruments

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2025	2024	2025	2024	2025	2024
Fair Value	27,010,728	28,119,697	4,174	6,513	27,006,554	28,113,184
Amortized Cost	5,829,320	8,463,815	16,696	58,937	5,812,624	8,404,878
Total	32,840,048	36,583,512	20,870	65,450	32,819,177	36,518,062
Equity

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2025	2024	2025	2024	2025	2024
Fair Value through profit or loss	1,136,645	537,213	-	-	1,136,645	537,213
Fair Value through OCI	326,977	474,097	-	-	326,977	474,097
Total	1,463,622	1,011,310	-	-	1,463,622	1,011,310
Collateral - investment financial instruments:
Level of collateral: respect to the type of asset or operation, a collateral level is determined according to the policies defined for each product and the market where the operation is carried out.
Assets held as collateral in organized markets: the only assets that can be received as collateral are those defined by the central counterparties, the stock market where the operation is negotiated, those assets that are settled separately in different contracts or documents, which can be managed by each organization and must comply with the investment policies defined by Cibest Corporate Group, taking into account the credit limit for each type of asset or operation received or delivered, which collateral received are the best credit quality and liquidity.
Assets received as bilateral collateral between counterparties: the collateral accepted in international OTC derivative operations is agreed on bilaterally in the Credit Support Annex (CSA)[5] and with fulfillment in cash in dollars and managed by Citibank N.A.. This company acts on behalf of Bancolombia for making international margin calls and providing a better management of the collateral.
Collateral adjustments for margin agreements: the adjustments will be determined by the criteria applied by both the external and internal regulations in effect, and at the same time, mitigation standards are maintained so that the operation fulfills the liquidity and solidity criteria for settlement. Among the main characteristics by product or market, we have:
–With respect to the derivative operations, these are carried out daily, with threshold levels of zero for the majority of counterparties, which reduces the exposure to a term that does not exceed 10 days, according to Basel.
–For buy-sell backs, repos and other securities financing transactions, daily monitoring is done in order to establish the need to adjust the collateral in such a way that these are applied in as little time as possible, according to the contracts or market conditions.
–For all international counterparties, margin agreements that limit exposure to the maximum and with a daily adjustment period are celebrated. These margin agreements are celebrated under ISDA(International Swaps and Derivatives Association)[6] and GMRA (Global Master Repurchase Agreement)[7] both for OTC derivatives and securities financing transactions.
–For every local counterparty, the local framework agreement is signed (agreement developed by the industry) and the mitigating actions to apply in each operation are agreed upon, whether for margin agreements, re-couponing, early termination, among others.
–For repos, buy-sell backs and other securities financing transactions, these are agreed upon by organized markets that in general implicate complying with haircut or additional collateral rules.
–The central counterparty carries out daily control and monitoring processes in order to comply with the rules imposed by these organizations in such a way that we are always making daily adjustments at the demanded collateral level.
•Level of collateral held:

Maximum Exposure to Credit Risk
In millions of COP
	Collateral(1)		Main type of collateral
	2025	2024	2025	2024
Debt Instruments	(2,529,186)	(1,669,011)	Government bonds (TES)	Government bonds (TES)
Derivatives	(726,801)	(589,098)	Cash	Cash
Equity
Other financial instruments
Total	(3,255,987)	(2,258,109)

f.Credit risk concentration - other financial instruments:
According to the regulations, Cibest Corporate Group must control on a daily basis the risk of positions of Cibest Corporate Group’s companies where the same issuer or counterparty stands, below the legal limits.

By the same way, the positions of Cibest Corporate Group are verified in respect of the authorized risk levels in each country in order to guarantee the alerts and positions limits, that are considered outside of Cibest Corporate Group´s risk appetite.

	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2025	2024	2025	2024	2025	2024	2025	2024
Sector Concentration
Corporate	2,057,336	4,764,748	317,999	337,332	14,042	16,479	596,340	362,568
Financial	6,618,843	5,612,993	238,252	252,731	16,243	17,906	687,706	317,722
Government	24,163,869	26,201,390	-	-	-	-	831	829
Funds ETF	—	4,381	907,371	421,247			23,867	248,379
Total	32,840,048	36,583,512	1,463,622	1,011,310	30,285	34,385	1,308,744	929,498
Concentration by Region
North America	6,029,251	6,109,348	308	273	-	-	361,077	132,870
Latam	26,750,363	30,441,888	543,118	706,437	30,285	34,385	663,594	426,424
Europe	60,434	32,276	3,908	3,908	-	—	269,673	147,533
Others (Includes Funds and ETF)	-	—	916,288	300,692	-	-	14,400	222,671
Total	32,840,048	36,583,512	1,463,622	1,011,310	30,285	34,385	1,308,744	929,498
(1) Corresponds to SAFE "Simple Agreement for Future Equity".
(2) For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.
Risk exposure by credit rating

Maximum Exposure to Credit Risk
In millions of COP
Rating scale (1)	Investment Financial instruments
	2025	2024
Sovereign Risk	15,380,169	14,487,622
AAA	2,247,310	10,113,581
AA+	3,618,196	4,714,501
AA	27,534	770,266
AA-	187,873	68,124
A+	165,838	906,847
A	371,477	465,978
A-	254,259	352,619
BBB+	10,914	587,802
BBB	115,728	221,092
BBB-	385,178	219,676
BB+	10,531,642	2,824,168
BB	219,486	1,674,226
BB-	93,672	347,253
Other	1,700,813	114,969
Not rated	332,610	689,981
Total	35,642,699	38,558,705
(1) Internal homologation
As of December 31, 2025, Cibest Corporate Group’s positions are not in excess of the concentration limit, according to the applicable laws.

Market risk
Market risk refers to the possibility of incurring losses in the treasury book as a result of changes in stock prices, interest rates, exchange rates, and other indicators whose values are set in a public market. It also refers to the probability of unexpected changes in net interest income and economic equity value as a result of a change in market interest rates.
Activities through which market risks are assumed are divided into:
■Trading: Includes purchase - sale and positioning mainly in fixed income securities, equities, currencies and derivatives, as well as the financial services provided to customers, such as brokerage. Trading instruments are recorded in the treasury book and are managed by the Treasury Division which is also responsible for the aggregated management of exchange rate exposures arising from the banking book and treasury book.
Market risk can also arise from the crypto market fluctuations that affect our crypto assets portafolio held in reserve to facilitate our clients activities of Wenia, our digital asset company in Bermudas, which is the only company in Cibest Corporate Group authorized to take this kind of assets, according to our internal policies.

■Balance sheet management: Includes Cibest Corporate Group's assets and liabilities that are not part of the treasury and those operations intended to cover the banking book. The Assets Liability Management Division is responsible for the balance sheet management, preserving the stability of the financial margin and the economic value of equity, maintaining adequate levels of liquidity and solvency. Cibest Corporate Group holds instruments not intended for trading, such as loans, time deposits, checking accounts, and savings accounts, which are recorded in the banking ledger.
At Cibest Corporate Group, market risks are identified, measured, monitored, controlled, and communicated in order to make timely decisions for their adequate mitigation and to generate greater added value for shareholders.

The guidelines, policies, and methodologies for market risk management are approved by the Board of Directors, thus ensuring consistency and unity in risk appetite among the entities of Cibest Corporate Group. There are local market risk and liquidity areas that incorporate corporate guidelines and methodologies into internal policies. The Board of Directors and Senior Management of Cibest Corporate Group have formalized the policies, procedures, strategies, and rules for market risk management in the Market Risk Manuals. These manuals define the responsibilities within the areas of each of Cibest Corporate Corporate Group's entities, as well as their interaction, with the aim of ensuring adequate market risk management.

The separate functions between the business areas and the risk areas responsible for the identification, measurement, analysis, control, and reporting of market risks provide sufficient independence and autonomy for their adequate control. The independent control function is complemented by periodic reviews carried out by Internal Audit.
The Corporate Market and Liquidity Risk Department of Cibest Corporate Group is responsible for: (a) identifying, measuring, monitoring, analyzing, and controlling the market risk inherent in Cibest Corporate Group's business activities, (b) analyzing Cibest Corporate Group's exposure under stress scenarios and ensuring compliance with the policies established for such measurement, (c) designing methodologies for the valuation at market prices of certain financial instruments, (d) reporting to Senior Management and the Board of Directors any breach of the policies defined in relation to Cibest Corporate Group's risk management, (e) reporting to Senior Management, on a daily basis, the levels of market risk exposure of the portfolio of instruments recorded in the Treasury Book, and (f) propose policies to the Board of Directors and Senior Management that allow for the proper management of market risk. Likewise, Cibest Corporate Group has implemented an approval process for new products, which was designed to ensure that each area of Cibest Corporate Group is prepared to incorporate the new product into its procedures, that all risks are considered, and that the respective approvals from the Board of Directors and Senior Management are obtained prior to trading the product.

The Value at Risk methodologies are used to measure, manage, and control market risks in the trading activities of Cibest Corporate Group: the standard methodology established by the SFC and the internal methodology based on weighted historical simulation. The standard methodology established by Chapter XXXI of the SFC's CBCF is based on the model recommended by the 2005 Basel Committee's Amendment to the Capital Accord to Incorporate Market Risk, which is included in the estimate of the Cibest Consolidated Group's solvency ratio. The internal historical simulation methodology uses a confidence level of 99%, a holding period of 10 days, and a time window of one year or 250 daily data points, obtained historically from the VaR calculation reference date. For digital assets, the internal methodology uses a multivariate model from the GARCH family, with a holding period of one day and a data window of four years. The standard methodology is used to report market risk exposure to the SFC and also to measure the capital requirements of Cibest Corporate Group. Therefore, the analysis included below is based on the information obtained from this model.

The hierarchical structure of VaR limits for trading activities is sufficient to effectively control the various types of market risk factors to which exposure is maintained. It ensures that market risk is not concentrated in certain asset classes and maximizes the diversification effect of the portfolio. These limits are defined by companies, products, or risk-taking responsibilities. Most of the limits are maximum VaR values to which a particular portfolio may be exposed; however, loss alerts, stop losses, and sensitivity limits are also managed, especially in derivative portfolios. The limits are approved by the Board of Directors, taking into account the size of the assets, the complexity and volatility of the markets, and the risk appetite. They are monitored daily, and any excesses or breaches are reported to the Board of Directors and the Risk Committee.
In order to capture tail risk, the Expected Shortfall is estimated at a 97.5% confidence level, which corresponds to the expected value of losses that are equal to or exceed the Value at Risk (VaR). In addition, extreme scenario analyses or stress tests are performed to estimate potential losses that occur with low frequency but remain plausible, either by replicating historical crisis events or by simulating hypothetical scenarios. Model validation exercises, including backtesting, are also conducted to assess the accuracy of loss forecasts relative to actual outcomes, leading to model adjustments when necessary.
As part of the market risk control and monitoring processes, daily and monthly reports are prepared, which include an analysis of risk measures and enable monitoring of market risk exposure levels and the legal and internal limits established for each level of the Organization. These reports are used as input for decision-making in the various committees and bodies of Cibest Corporate Group.

For the management and control of market risk in strategies other than trading, Cibest Corporate Group uses a comprehensive approach, with a short-term view, measuring the sensitivity of net interest margin over a one-year horizon, and a long-term view, estimating the impact on economic equity value through different scenarios. In addition, alerts are defined for monitoring and controlling the interest rate risk exposure of the banking book positions, which are reported periodically to senior management.

Market risk management for banking book positions is carried out in a decentralized and independent manner at each of Cibest Corporate Group's banking entities by the Asset and Liability Management departments within the Finance area.

Market Risk and banking book's interest rate risk management

The following section describes the market risks to which Cibest Corporate Group is exposed and the tools and methodologies used to measure these risks as of December 31, 2025. Cibest Corporate Group is exposed to market risk and banking book interest rate risk as a result of its lending activities, trading of financial instruments, and general investment operations.

Cibest Corporate Group uses VaR calculation to limit its exposure to the market risk of its Treasury Book. The Board of Directors is responsible for establishing the maximum VaR based on its assessment of the appropriate level of risk assumed across each of Cibest Corporate Group’s entities. The Risks Committee is responsible for establishing the maximum VaR for each company and the Propietary Trading Risks Committee is responsible for establishing the maximum VaR by type of investment. These limits are supervised on a daily basis by the Market Risk Management Office.

For the management of the interest rate risk of the banking book, Cibest Corporate Group estimates the impact of changes in market rates on the net interest income and the economic value of equity. In addition, the foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.

A.Measurement of market risk of trading instruments
Cibest Corporate Group currently measures the treasury book exposure to market risk (including OTC derivatives positions) as well as the currency risk exposure of the banking book, which is provided to the Treasury Division, using a VaR methodology established in accordance with “Chapter XXXI of the Basic Accounting Circular”, issued by the SFC.

The VaR methodology established by “Chapter XXXI of the Basic Accounting Circular” is based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee, which focuses on the treasury book and excludes investments classified as amortized cost which are not being given as collateral and any other investment that comprises the banking book, such as non-trading positions excluding the currency risk position stemming from investment in affiliated but not consolidated entities denominated in foreign currencies. In addition, the methodology aggregates all risks by the use of correlations, through an allocation system based on defined zones and bands, affected by given sensitivity factors.
The total market risk for CibestCorporate Group is calculated by the arithmetical aggregation of the VaR calculated for each subsidiary.

For purposes of VaR calculations, a risk exposure category is any market variable that is able to influence potential changes in the portfolio value. Taking into account a given risk exposure, the VaR model assesses the maximum loss not exceeded, over a given period of time. The fluctuations in the portfolio’s VaR depend on volatility, modified duration and positions changes relating to the different instruments that are subject to market risk.
The relevant risk exposure categories for which VaR is computed by Cibest Corporate Group according to “Chapter XXXI, Appendix VI of the Basic Accounting Circular” are: (i) interest rate risks relating to local currency, foreign currency and UVR; (ii) currency risk; (iii) stock price risk; (iv) fund risk. and (v) credit default swaps risk.

•Interest Rate Risk (Treasury Book)
The interest rate risk is the probability of decrease in the market value of the position due to fluctuations in market interest rates. Cibest Corporate Group calculates the interest rate risk for positions in local currency, foreign currency and UVR separately; in accordance with Chapter XXXI of the Basic Accounting Circular issued by the SFC.
In the first instance, the interest rate risk exposure is determined by the sensitivity calculation for the net position of each instrument. This sensitivity is calculated as the net present value (NPV) of each instrument, its corresponding modified duration and the estimated variation of interest rates. The possible variations in the interest rates are established by the SFC according to the historical behavior of these variables in the markets, and they are a function of the duration and currency, as seen in the following table:

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60
Once the sensitivity factor is calculated for each position, the modified duration is then used to classify each position within its corresponding band. A net sensitivity is then calculated for each band, by determining the difference between the sum of all long-positions and the sum of all short-positions. Then a net position is calculated for each zone (which consists of a series of bands) determined by the SFC. The final step is to make adjustments within each band, across bands and within each zone, which results in a final number that is the interest rate risk VaR by currency. Each adjustment is performed following the guidelines established by the SFC.
Cibest Corporate Group’s exposure to interest risk primarily arises from investments in Colombian government’s treasury bonds (TES) and other Colombian government securities.

•Currency (Treasury and Banking Book), Equity (Treasury Book) and Fund (Treasury Book) Risk
The VaR model uses a sensitivity factor to calculate the probability of loss due to fluctuations in the price of stocks, funds and currencies in which Cibest Corporate Group maintains a position. As previously indicated, the methodology used in these financial statements to measure such risk consists of computing VaR, which is derived by multiplying the position by the maximum probable variation in the price of such positions (“∆p”). The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%
Interest rate fluctuations and the sensitivity of exchange rate risk, share prices, and collective portfolios used in the model are established by the SFC in accordance with historical market behavior.
•Total Market Risk VaR
The total market risk exposure of Cibet Corporate Group is calculated as the algebraic sum of exposures to interest rate risk, the currency risk, the equity risk, fund risk and the credit default swaps risk, which, in turn, are calculated as the algebraic sum of exposures to these types of risk for each of the entities that make up the Group. Currently, Cibest Corporate Group has no exposure to credit default swap risk.

Our exposure to market risk decreased by 28.5%, from COP 1,697,566 in December 2024 to COP 1,213,155 in December 2025. There was a notable decrease in the exchange rate factor due to lower exposure to the U.S. dollar, driven by lower exposure to foreign currency securities. Meanwhile, the share price factor increased due to greater exposure to equity instruments, as did the collective portfolio factor, which also increased due to the valuation of the Fondo Inmobiliario Colombia.

The total variation in market risk, as well as the variation of its components, is shown below:

December 2025
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	534,919	552,803	499,712	524,034
Foreign Exchange Rate Risk VaR	182,077	282,154	751,796	79,062
Equity Risk VaR	407,177	380,326	367,615	375,015
Fund Risk VaR	88,982	51,683	35,781	36,608
Total Value at Risk	1,213,155	1,266,967

December 2024
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	540,397	507,425	586,194	433,465
Foreign Exchange Rate Risk VaR	764,920	554,900	764,920	364,421
Equity Risk VaR	360,287	351,134	360,287	340,363
Fund Risk VaR	31,962	25,653	31,962	18,005
Total Value at Risk	1,697,566	1,439,112
*As of December 31, 2024, the proprietary currency portfolio of Wenia amounted to - USD 74.3 thousand, with a Value at Risk (VaR) of USD 3.8 thousand. The VaR was calculated using an internal methodology based on a Dinamic Conditional Correlation (DCC) GARCH model, with a one-day time horizon and a 99% of confidence level.

•Assumptions and Limitations of VaR Models
Although Value at Risk (VaR) models are widely recognized tools for risk management, they have inherent limitations, including reliance on historical data that may not be indicative of future market behavior. Consequently, VaR models should not be considered predictive of future outcomes. In this regard, an institution may incur losses that exceed the values indicated by the models over a given day or time horizon, as VaR models do not estimate the maximum possible loss. Accordingly, the results produced by these models and their interpretation are subject to the expertise and sound judgment of the individuals involved in Cibest Corporate Group’s risk management process.

•Cibest Corporate Group’s results could adversely affected with high inflation rate

High level of inflation increases interest rates and reduces the market value of Cibest Corporate Group´s debt instruments and increases the market risk in general. Inflation also impacts the real interest rate. When the inflation rate is higher than the nominal interest rate, negative real interest rates discourage saving and the greater variability increases uncertainty and risk, not only in the loan market but also in the stock market.
B. Non-trading instruments market risk measurement
The banking book’s relevant risk exposure is interest rate risk, which is the probability of unexpected changes in net interest income or in the economic value of equity as a result of a change in market interest rates. Changes in interest rates affect Cibest Corporate Group’s earnings because of timing differences on the repricing of the assets and liabilities. Cibest Corporate Group manages the interest rate risk arising from banking activities in non-trading instruments by analyzing the interest rate mismatches between its interest earning assets and its interest bearing liabilities, and estimates the impact on the net interest income and the economic value of equity. The foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.

•Interest Risk Exposure (Banking Book)
Cibest Corporate Group has performed a sensitivity analysis of market risk sensitive instruments estimating the impact on the net interest income of each position in the Banking Book, using a repricing model and assuming positive parallel shifts of 100 basis points (bps).

The table 1 provides information about Cibest Corporate Group’s interest rate sensitivity for the statement of financial position items comprising the Banking Book.

Table 1. Sensitivity to Interest Rate Risk of the Banking Book
The chart below provides information about Cibest Corporate Group’s interest rate risk sensitivity in local currency (COP) at December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
In millions of COP
Assets sensitivity 100 bps	1,314,604	1,262,776
Liabilities sensitivity 100 bps	870,619	915,528
Net interest income sensitivity 100 bps	443,985	347,248
The chart below provides information about Cibest Corporate Group’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
In millions of USD
Assets sensitivity 100 bps	95,344	76,219
Liabilities sensitivity 100 bps	110,682	83,051
Net interest income sensitivity 100 bps	(15,337)	(6,832)
A positive net sensitivity denotes a higher sensitivity of assets than of liabilities and implies that a rise in interest rates will positively affect Cibest Corporate Group´s net interest income. A negative sensitivity denotes a higher sensitivity of liabilities than of assets and implies that a rise in interest rates will negatively affect Cibest Corporate Group´s net interest income. In the event of a decrease in interest rates, the impacts on net interest income would be opposite to those described above.

Total Exposure:
As of December 31, 2025, the net sensitivity of the banking book in legal currency to positive and parallel variations in interest rates of 100 basis points was COP 443,985. The variation in interest rate risk sensitivity between 2025 and 2024 is due to the increase in the portfolio balance and accounting hedges.
On the other hand, the sensitivity of the net interest margin in foreign currency, assuming a parallel shift of 100 basis points, amounted to USD 15,337. This represents an increase compared to December 31, 2024, primarily driven by higher balances in rate‑sensitive deposit accounts and certificates of deposit.

•Assumptions and Limitations
Net interest income sensitivity analysis is based on the repricing model and considers the following key assumptions: (a) the effect of new transactions, defaults, etc. is not considered (b) the sensitivity of the fixed-rate balance sheet considers amounts maturing in less than one year, assuming that these will be placed again at market rates; and (c) changes in interest rates are presented immediately and in parallel in the yield curves for assets and liabilities.

•Structural equity risk exposure (Banking Book)
Cibest Corporate Group, Investment Banking, in its capacity as a Financial Corporation, holds structural capital investments directly and through its affiliated companies. These investments are mainly concentrated in the industrial and financial sectors. The market value of these positions showed a positive variation of 25.5%, going from COP 36,226 million at the end of 2024 to COP 45,460 at the end of 2025, mainly as a result of the appreciation of ENKA's shares.

When considering a negative impact of 14.70% on the value of structural equities as of December 2025, there would be a depreciation of COP 6,683.

Table 2. Sensitivity to equity price risk.
The structural equity positions are exposed to market risk. Sensitivity calculations are made for those positions:

	As of December 31,
	2025	2024
	In millions of COP
Market Value	45,460	36,226
Delta	14.70%	14.70%
Sensitivity	6,683	5,325
Considering a negative impact of 14.70% on the value of structural shares as of December 2025, there would be a devaluation of COP 6,683 million.
Liquidity risk
Liquidity risk is defined as the inability to fully and timely meet payment obligations as they fall due, as a result of insufficient liquid resources and/or the need to incur excessively high funding costs.
At Cibest Corporate Group, liquidity prevails over any objective of growth or revenue. Managing liquidity has always been a fundamental pillar of its business strategy, together with capital, in supporting its statement of financial position.

Cibest Corporate Group’s liquidity management model promotes the autonomy of subsidiaries, which must be self-sufficient in their structural funding. Each subsidiary is responsible for meeting the liquidity needs of its current and future activity, within a framework of management coordination at Cibest Corporate Group level. The metrics used to control liquidity risk are developed based on common and homogeneous concepts, but analysis and adaptation are made by each subsidiary.

In line with best governance practices, Cibest Corporate Group has established a clear division of function between executing liquidity management, responsibility of the Asset and Liability Division, and their monitoring and control, responsibility of the Market and Liquidity Risks Management Office.

The different authorities of senior management define the policies and guidelines for managing liquidity risk. These authorities are the Board of Directors, the Risk Committee, and senior management of the Parent Company, which set the risk appetite and define the financial strategy. The ALCO committees (Asset and liability committee) define the objective positioning of liquidity and the strategies that ensure the funding needs derived from businesses. The ALM division (Asset and liability management) and the Market and Liquidity Risks Management Office support the mentioned committees, which elaborate analysis and management proposals, and control compliance with the limits established.
The Corporate Risk Vice Presidency, through the Market and Liquidity Risk areas, is responsible for proposing the minimum amount of the liquidity reserve, the policies of the liquidity portfolio, defining premises and metrics in order to model the behaviour of the cash flows, proposing and monitoring liquidity limits in line with Cibest Corporate Group's risk appetite, simulating stress scenarios, evaluating and reporting the risks inherent to new products and operations; and submitting the reports required by the internal authorities for decision-making, as well as by regulators. All of the above activities are verified and evaluated by the Internal Audit.
The measures to control liquidity risk include maintaining a portfolio of highly liquid assets, and the definition of triggers and liquidity limits, which allow for proactive assessment of Cibest Corporate Group's level of exposure.

The methodologies used to control liquidity risk include the liquidity gaps and stress scenarios. The liquidity gaps measure the mismatches of assets, liabilities and off-balance sheet position´s cash flows, separately for local currency and foreign currency. Regulatory metrics are also applied, in which the contractual maturities are used; and internal models in which the cash flows are adjusted by different ratios, to reflect a more accurate behaviour.
Periodically, a validation of the policies, limits, processes, methodologies and tools to evaluate liquidity risk exposure is performed, in order to establish its pertinence and functionality, and to carry out the necessary adjustments. The Market and Liquidity Risks Management Office elaborate reports daily, weekly and monthly basis in order to monitor the exposure levels and the limits and triggers set up, and to support the decision-making process.
Each subsidiary has its own liquidity contingency plan, which is tested annually. These contingency plans are aimed at optimizing the use of different funding sources.
Liquidity risk management
Cibest Corporate Group’s Board of Directors sets the strategy for managing liquidity risk and delegates responsibility for oversight of the implementation of this policy to the ALCO committee, which approve the liquidity policies and procedures of each entity. Treasury, in turn, manages the day to day liquidity position and reviews daily liquidity reports.

Periodically, a summarized report is submitted to the Risk Committee and the GAP Committees, including all exceptions identified and the corrective measures adopted.

a.Liquidity risk exposure:
In order to estimate liquidity risk, Cibest Corporate Group measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows Cibest Corporate Group to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2025	December 31, 2024
Net cash outflows into 30 days	25,449,163	23,887,074
Liquid Assets	62,298,492	59,617,839
Liquidity coverage ratio(1)	244.80%	249.58%
(1) The minimum level required of the liquidity coverage ratio by the legal norm is 100%.

The coverage ratio showed a decrease, moving from 249.58% in December 2024 to 244.8% in December 2025. This variation is mainly explained by an increase in the 30‑day liquidity requirement, primarily due to the maturity of CDTs, obligations from derivative transactions, and bank loans in Colombia.

b.Liquid Assets
One of the main guidelines of Cibest Corporate Group is to maintain a solid liquidity position, therefore, the ALCO Committee, has established a minimum level of liquid assets, calculated based on liquidity requirements, in order to ensure the proper conduct of banking and financial services activities such as loan origination and deposit withdrawals while protecting capital and taking advantage of market opportunities.
The following table shows the liquid assets held by Cibest Corporate Group:

Liquid Assets(1)	December 31, 2025	December 31, 2024
High quality liquid assets(2)
Cash	26,625,173	27,931,834
High quality liquid securities	25,531,243	24,862,860
Other Liquid Assets
Other securities(3)	10,142,076	6,823,145
Total Liquid Assets	62,298,492	59,617,839
(1)Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.
(2) High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.
(3) Other Securities: Securities issued by financial and corporate entities.

c.Contractual maturities of financial assets
The tables below set out the remaining contractual maturities of principal and interest balances of Cibest Corporate Group’s financial assets:

Contractual maturities of financial assets December 31, 2025

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,625,309
Interbank borrowings - Repurchase agreements	9,596,081	465,662
Financial assets investments	3,192,341	25,014,014	10,270,300	5,093,609	2,781,776
Loans and advances to customers	16,362,824	98,293,420	108,624,480	64,191,216	120,638,340
Derivative financial instruments	72,577,065	9,762,318	2,851,659	1,666,495	1,207,055
Total financial assets	126,353,620	133,535,414	121,746,439	70,951,319	124,627,171
Contractual maturities of financial assets December 31, 2024

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,881,536	-	-	-	-
Interbank borrowings - Repurchase agreements	7,815,791	146,772	-	-	-
Financial assets investments	2,303,523	13,929,810	13,318,529	5,257,338	7,910,771
Loans and advances to customers	13,067,571	102,476,191	106,645,598	61,320,760	113,075,471
Derivative financial instruments	8,858,966	5,306,353	2,288,557	757,393	847,796
Total financial assets	56,927,387	121,859,126	122,252,684	67,335,491	121,834,038
d.Contractual maturities of financial liabilities
Below are the contractual maturities of principal and interest of the liabilities:
Contractual maturities of financial liabilities December 31, 2025:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	174,901,209
Time deposits from customers	23,783,630	69,380,898	10,062,892	6,665,040	11,764,550
Interbank deposits-Repurchase agreements	940,817	390,690	—
Borrowings from other financial institutions	928,935	8,296,960	6,639,834	1,330,886	3,347,493
Debt securities in issue	683,998	2,584,102	5,011,604	3,965,631	699,430
Preferred Shares		—	—	—	583,477
Derivative financial instruments	71,016,919	10,059,979	2,938,120	1,843,291	2,310,372
Total financial liabilities	272,255,508	90,712,629	24,652,450	13,804,847	18,705,321
Contractual maturities of financial liabilities December 31, 2024:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	162,015,643	-	-	-	-
Time deposits from customers	16,673,292	64,079,401	16,502,005	5,879,599	17,667,549
Interbank deposits-Repurchase agreements	1,801,163	46,538	-	-	-
Borrowings from other financial institutions	381,534	8,811,727	3,537,113	1,815,062	2,013,978
Debt securities in issue	56,666	1,698,794	6,917,904	1,131,868	5,846,266
Preferred Shares	—	57,701	115,403	115,403	295,697
Derivative financial instruments	8,644,300	5,100,947	2,152,992	777,663	766,037
Total financial liabilities	189,572,598	79,795,108	29,225,417	9,719,595	26,589,527
The expected cash flows for some financial assets and liabilities may vary significantly from their contractual maturity. The main differences are the following:
•Demand deposit accounts have historically exhibited a tendency to maintain stable balances and to grow over time.
•Although the mortgage loan portfolio has contractual maturities of 15, 20, and 30 years, its average life is shorter than these contractual terms.
e.Financial guarantees
The following are the financial guarantees:

December 31, 2025	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	759,832	3,860,361	1,249,931	632,287	52,414

December 31, 2024	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	744,077	6,535,071	2,135,249	60,876	669,028